Financial Instruments - Schedule of Class Between Book Value and Fair Value of the Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Financial assets	R$ 29,287,964	R$ 26,508,899
Financial assets, at fair value	29,287,775	26,506,230
Categories of financial liabilities [abstract]
Financial liabilities	27,751,247	27,180,502
Financial liabilities, at fair value	R$ 27,149,460	26,163,599
Trade accounts receivable, settlement term, maximum	60 days
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	R$ 26,508,899
Financial assets at end of period	29,287,964	26,508,899
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	27,180,502
Additions, fair value measurement, liabilities	39,974	41,666
Balance arising from business combination		14,605
Remeasurement at fair value recognized in the statement of financial position as Intangible assets		1,759
Remeasurement at fair value recognized in the statement of profit or loss as Other income (expenses), net	(42,830)	(9,881)
Settlements, fair value measurement, liabilities	32,157	4,000
Financial liabilities	27,751,247	27,180,502
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	50,425
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	R$ 49,940
Projections of revenue, net debt, number of clients
Changes in fair value measurement, liabilities [abstract]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Level 3 of fair value hierarchy
Categories of financial assets [abstract]
Financial assets	R$ 26,866	511,240
Categories of financial liabilities [abstract]
Financial liabilities	309,856	328,456
Gain (losses) in Loans designated at FVPL	7,902	381,430
Cash inflow effect from loans and receivables	(496,600)	754,015
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	511,240	1,646,685
Disbursements	0	1,155,921
Collections	496,600	1,909,936
Interest income recognized in the statement of profit or loss as Financial Income	338,717	924,775
Fair value recognized in the statement of profit or loss as Financial income	(326,491)	(1,306,205)
Financial assets at end of period	26,866	511,240
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	328,456	269,162
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	16,413	15,145
Financial liabilities	309,856	328,456
Deposits from banking customers [Member]
Categories of financial liabilities [abstract]
Financial liabilities	4,023,679	2,201,861
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	2,201,861
Financial liabilities	4,023,679	2,201,861
Deposits from banking customers [Member] | Level 2 of fair value hierarchy
Categories of financial liabilities [abstract]
Financial liabilities	4,023,679	2,201,861
Financial liabilities, at fair value	4,023,679	2,201,861
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	2,201,861
Financial liabilities	4,023,679	2,201,861
Accounts Payable To Clients [Member]
Categories of financial liabilities [abstract]
Financial liabilities	16,614,513	15,726,503
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	15,726,503
Financial liabilities	16,614,513	15,726,503
Accounts Payable To Clients [Member] | Level 2 of fair value hierarchy
Categories of financial liabilities [abstract]
Financial liabilities	16,614,513	15,726,503
Financial liabilities, at fair value	16,025,373	14,628,794
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	15,726,503
Financial liabilities	16,614,513	15,726,503
Trade Accounts Payable
Categories of financial liabilities [abstract]
Financial liabilities	596,044	372,547
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	372,547
Financial liabilities	596,044	372,547
Trade Accounts Payable | Level 2 of fair value hierarchy
Categories of financial liabilities [abstract]
Financial liabilities	596,044	372,547
Financial liabilities, at fair value	596,044	372,547
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	372,547
Financial liabilities	596,044	372,547
Loans And Financing [Member]
Categories of financial liabilities [abstract]
Financial liabilities	4,575,877	6,135,215
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	6,135,215
Financial liabilities	4,575,877	6,135,215
Loans And Financing [Member] | Level 2 of fair value hierarchy
Categories of financial liabilities [abstract]
Financial liabilities	4,575,877	6,135,215
Financial liabilities, at fair value	4,564,864	6,121,966
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	6,135,215
Financial liabilities	4,575,877	6,135,215
Obligations To FIDC Quota Holders [Member]
Categories of financial liabilities [abstract]
Financial liabilities	975,248	2,227,174
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	2,227,174
Financial liabilities	975,248	2,227,174
Obligations To FIDC Quota Holders [Member] | Level 2 of fair value hierarchy
Categories of financial liabilities [abstract]
Financial liabilities	975,248	2,227,174
Financial liabilities, at fair value	973,614	2,324,553
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	2,227,174
Financial liabilities	975,248	2,227,174
Derivative Financial Instruments [Member]
Categories of financial liabilities [abstract]
Financial liabilities	209,714	23,244
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	23,244
Financial liabilities	209,714	23,244
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy
Categories of financial liabilities [abstract]
Financial liabilities	209,714	23,244
Financial liabilities, at fair value	209,714	23,244
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	23,244
Financial liabilities	209,714	23,244
Other Liabilities [Member]
Categories of financial liabilities [abstract]
Financial liabilities	756,172	493,958
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	493,958
Financial liabilities	756,172	493,958
Other Liabilities [Member] | Level 2 and 3 of fair value hierarchy
Categories of financial liabilities [abstract]
Financial liabilities	756,172	493,958
Financial liabilities, at fair value	756,172	490,634
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	493,958
Financial liabilities	756,172	493,958
Financial liabilities at amortised cost, category [member]
Categories of financial liabilities [abstract]
Financial liabilities	26,930,254	26,828,802
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	26,828,802
Financial liabilities	26,930,254	26,828,802
Financial liabilities at amortised cost, category [member] | Deposits from banking customers [Member]
Categories of financial liabilities [abstract]
Financial liabilities	4,023,679	2,201,861
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	2,201,861
Financial liabilities	4,023,679	2,201,861
Financial liabilities at amortised cost, category [member] | Accounts Payable To Clients [Member]
Categories of financial liabilities [abstract]
Financial liabilities	16,614,513	15,726,503
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	15,726,503
Financial liabilities	16,614,513	15,726,503
Financial liabilities at amortised cost, category [member] | Trade Accounts Payable
Categories of financial liabilities [abstract]
Financial liabilities	596,044	372,547
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	372,547
Financial liabilities	596,044	372,547
Financial liabilities at amortised cost, category [member] | Loans And Financing [Member]
Categories of financial liabilities [abstract]
Financial liabilities	4,575,877	6,135,215
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	6,135,215
Financial liabilities	4,575,877	6,135,215
Financial liabilities at amortised cost, category [member] | Obligations To FIDC Quota Holders [Member]
Categories of financial liabilities [abstract]
Financial liabilities	975,248	2,227,174
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	2,227,174
Financial liabilities	975,248	2,227,174
Financial liabilities at amortised cost, category [member] | Derivative Financial Instruments [Member]
Categories of financial liabilities [abstract]
Financial liabilities	0	0
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	0
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member] | Other Liabilities [Member]
Categories of financial liabilities [abstract]
Financial liabilities	144,893	165,502
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	165,502
Financial liabilities	144,893	165,502
Financial liabilities at fair value through profit or loss, category [member]
Categories of financial liabilities [abstract]
Financial liabilities	820,993	351,700
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	351,700
Financial liabilities	820,993	351,700
Financial liabilities at fair value through profit or loss, category [member] | Deposits from banking customers [Member]
Categories of financial liabilities [abstract]
Financial liabilities	0	0
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	0
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Accounts Payable To Clients [Member]
Categories of financial liabilities [abstract]
Financial liabilities	0	0
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	0
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Trade Accounts Payable
Categories of financial liabilities [abstract]
Financial liabilities	0	0
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	0
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Loans And Financing [Member]
Categories of financial liabilities [abstract]
Financial liabilities	0	0
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	0
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Obligations To FIDC Quota Holders [Member]
Categories of financial liabilities [abstract]
Financial liabilities	0	0
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	0
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Financial Instruments [Member]
Categories of financial liabilities [abstract]
Financial liabilities	209,714	23,244
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	23,244
Financial liabilities	209,714	23,244
Financial liabilities at fair value through profit or loss, category [member] | Other Liabilities [Member]
Categories of financial liabilities [abstract]
Financial liabilities	611,279	328,456
Changes in fair value measurement, liabilities [abstract]
Financial liabilities	328,456
Financial liabilities	611,279	328,456
Amortized cost
Categories of financial assets [abstract]
Financial assets	853,425	1,046,363
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	1,046,363
Financial assets at end of period	853,425	1,046,363
FVOCI
Categories of financial assets [abstract]
Financial assets	20,773,715	19,175,894
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	19,175,894
Financial assets at end of period	20,773,715	19,175,894
FVPL
Categories of financial assets [abstract]
Financial assets	7,660,824	6,286,642
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	6,286,642
Financial assets at end of period	R$ 7,660,824	R$ 6,286,642